LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease, payments	$ 120	$ 115	$ 109
Operating lease assets and liabilities	53	160	131
Lease income	$ 75	$ 73	$ 58
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, general and administrative expenses	Selling, general and administrative expenses	Selling, general and administrative expenses
Net profits from leases	$ 20	$ 18	$ 14
Residual Value Guarantees
Lessee, Lease, Description [Line Items]
Future maximum payments for residual value guarantees in operating leases	$ 25
Minimum
Lessee, Lease, Description [Line Items]
Operating lease, remaining lease term	1 year
Contractual lease income for 2025 through 2029	$ 49
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, remaining lease term	30 years
Contractual lease income for 2025 through 2029	$ 75